Investment in Forum Energy Limited ("FEL") (Details) - USD ($)		12 Months Ended		24 Months Ended
	Apr. 14, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Statement [Line Items]
Beginning balance, amount		$ 1,835,111
Shares issued for debt (Note 9)			$ 170,111
Ending balance, amount	$ 1,835,111	$ 1,835,111	$ 1,835,111	$ 1,835,111
Forum Energy Limited
Statement [Line Items]
Beginning balance, shares			5,550,200	5,550,200
Purchased pursuant to private placement, shares				567,038
Ending balance, shares		6,117,238		6,117,238
Beginning balance, amount			$ 1,665,000	$ 1,665,000
Shares issued for debt (Note 9)	$ 170,111			170,111
Ending balance, amount		$ 1,835,111		$ 1,835,111